UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2016. The net asset values (NAV) per share at that date were $15.02, $13.70, $15.76, $15.73 and $15.76 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2016
Cohen & Steers Real Estate Securities Fund—Class A	11.21%
Cohen & Steers Real Estate Securities Fund—Class C	10.83%
Cohen & Steers Real Estate Securities Fund—Class I	11.38%
Cohen & Steers Real Estate Securities Fund—Class R	11.18%
Cohen & Steers Real Estate Securities Fund—Class Z	11.41%
FTSE NAREIT Equity REIT Index[a]	13.38%
S&P 500 Index[a]	3.84%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

a  The FTSE NAREIT Equity REIT Index contains all tax-qualified REITs except timber and infrastructure REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Market Review

U.S. real estate investment trusts produced strong total returns in the first half of 2016 and widely outperformed the S&P 500 Index in what was a challenging period for equities broadly.

The stock market came under intense selling pressure early in the year amid declining crude oil prices and lackluster economic growth from the world's major economies. Stocks then rebounded, aided by firmer oil prices, somewhat better economic data and continued monetary stimulus efforts by global central banks. Equities were briefly upended late in the second quarter when the U.K. unexpectedly voted in favor of leaving the European Union. Sovereign bond yields generally trended lower throughout the period in response to economic uncertainty and policies adopted by several central banks, resulting in sharply lower U.S. Treasury yields as well.

Investors were drawn to REITs for the asset class' relatively stable cash flows and attractive dividend yields amid continued strong fundamentals for the U.S. real estate market. Adding to their appeal was REITs' strong domestic orientation, as the U.S. appears to be the healthiest major economy at a time of increased global economic and political uncertainty.

Fund Performance

The Fund had a positive total return in the period but underperformed its benchmark. The largest detractor from relative performance was our stock selection in health care landlords. Despite generally favorable quarterly results, companies with skilled nursing care tenants underperformed amid concerns that Medicare pricing pressures could threaten tenants' profit margins.

Our underweight in specialty REITs and industrial property owners also detracted. The industrial sector has benefited from the growth of e-commerce and third-party logistics services, but our underweight reflected our expectation that growth is slowing, which could result in sharp declines in richly valued share prices.

The largest contributor to the Fund's relative performance was our overweight in data centers, the top-performing sector in the first half of 2016. However, the relative benefit was partially offset by our stock selection in the sector. Our overweight in self storage REITs also contributed, as demand has continued to outstrip very limited new supply, driving strong same-store sales growth for these companies.

Stock selection in regional mall owners also contributed, as we focused on companies with high-quality assets that have been successful in redeveloping vacated space. We also largely avoided Class B mall owners, which underperformed and have been more vulnerable to store closings as it has generally been more difficult for them to redevelop properties or replace tenants.

Further contributing to relative performance was our stock selection in apartment REITs, partially offset by the negative impact of our overweight in the sector. Despite generally healthy demand for apartments, investors were concerned that the sector's cash-flow growth is peaking amid ample supply. We believe, however, that the sector's growth will continue at a healthy pace and that supply will actually peak in 2016.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Sincerely,

THOMAS N. BOHJALIAN	JASON A. YABLON
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2016

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	18.45%[a]	22.22%[b]	—	—	—
1 Year (without sales charge)	24.03%	23.22%	24.42%	23.96%	24.48%
5 Years (with sales charge)	12.06%[a]	12.36%	—	—	—
5 Years (without sales charge)	13.10%	12.36%	13.45%	—	—
10 Years (with sales charge)	7.32%[a]	7.12%	—	—	—
10 Years (without sales charge)	7.82%	7.12%	8.17%	—	—
Since Inception[c] (with sales charge)	9.88%[a]	9.10%	—	—	—
Since Inception[c] (without sales charge)	10.15%	9.10%	10.52%	20.23%	20.80%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The annualized expense ratios for each class of shares as disclosed in the May 1, 2016 prospectus, were as follows: Class A—1.22%; Class C—1.87%; Class I—0.97%; Class R—1.37%; and Class Z—0.87%.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception dates: September 2, 1997, January 14, 1998, July 15, 1998, October 1, 2014 and October 1, 2014 for Class A, C, I, R and Z shares, respectively.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016—June 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period[a] January 1, 2016– June 30, 2016
Class A
Actual (11.21% return)	$1,000.00	$1,112.10	$6.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.02
Class C
Actual (10.83% return)	$1,000.00	$1,108.30	$9.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.66	$9.27
Class I
Actual (11.38% return)	$1,000.00	$1,113.80	$4.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.34	$4.57
Class R
Actual (11.18% return)	$1,000.00	$1,111.80	$7.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.72
Class Z
Actual (11.41% return)	$1,000.00	$1,114.10	$4.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.64	$4.27

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.20%, 1.85%, 0.91%, 1.34% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

June 30, 2016
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Simon Property Group	$281,400,204	12.1
UDR	120,460,102	5.2
Equinix	109,829,563	4.7
Prologis	103,237,782	4.4
Essex Property Trust	92,341,324	4.0
Digital Realty Trust	80,935,538	3.5
Apartment Investment & Management Co.	80,572,040	3.5
HCP	80,272,408	3.4
Vornado Realty Trust	69,722,567	3.0
Kilroy Realty Corp.	69,677,485	3.0

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

		Number of Shares	Value
COMMON STOCK—REAL ESTATE	97.0%
DIVERSIFIED	3.0%
Gramercy Property Trust		77,290	$712,614
Vornado Realty Trust		696,390	69,722,567
			70,435,181
HEALTH CARE	10.6%
Brookdale Senior Living[a]		1,363,039	21,045,322
CareTrust REIT		1,198,748	16,518,748
HCP		2,268,864	80,272,408
Healthcare Trust of America, Class A		1,380,704	44,651,967
Omega Healthcare Investors		1,338,866	45,454,501
Physicians Realty Trust		1,868,740	39,262,227
			247,205,173
HOTEL	4.1%
DiamondRock Hospitality Co.		1,014,294	9,159,075
Extended Stay America		807,779	12,076,296
Hilton Worldwide Holdings		1,461,846	32,935,390
Host Hotels & Resorts		1,348,207	21,854,435
La Quinta Holdings[a]		1,592,812	18,158,057
			94,183,253
INDUSTRIALS	4.4%
Prologis		2,105,175	103,237,782
NET LEASE	5.5%
Gaming and Leisure Properties		985,356	33,975,075
National Retail Properties		677,283	35,029,077
Spirit Realty Capital		3,182,829	40,644,726
STORE Capital Corp.		601,714	17,720,477
			127,369,355
OFFICE	9.5%
Alexandria Real Estate Equities		448,567	46,435,656
Douglas Emmett		1,277,724	45,384,757
Empire State Realty Trust, Class A		1,208,071	22,941,268
Kilroy Realty Corp.		1,051,101	69,677,485
SL Green Realty Corp.		334,841	35,650,521
			220,089,687

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
RESIDENTIAL	21.3%
APARTMENT	19.5%
American Campus Communities		556,449	$29,419,459
Apartment Investment & Management Co.		1,824,548	80,572,040
Camden Property Trust		213,999	18,921,792
Colony Starwood Homes		923,539	28,094,056
Education Realty Trust		631,313	29,128,782
Essex Property Trust		404,846	92,341,324
Monogram Residential Trust		2,729,174	27,864,866
Post Properties		471,407	28,779,397
UDR		3,262,733	120,460,102
			455,581,818
MANUFACTURED HOME	1.8%
Sun Communities		537,392	41,185,723
TOTAL RESIDENTIAL			496,767,541
SELF STORAGE	5.6%
CubeSmart		2,036,092	62,874,521
Extra Space Storage		370,135	34,252,293
Public Storage		129,273	33,040,886
			130,167,700
SHOPPING CENTERS	21.9%
COMMUNITY CENTER	9.0%
Brixmor Property Group		2,498,377	66,107,056
DDR Corp.		2,237,060	40,580,268
Ramco-Gershenson Properties Trust		2,361,640	46,311,761
Retail Properties of America, Class A		1,970,602	33,303,174
Tanger Factory Outlet Centers		568,513	22,842,852
			209,145,111
REGIONAL MALL	12.9%
Pennsylvania REIT		966,190	20,724,775
Simon Property Group		1,297,373	281,400,204
			302,124,979
TOTAL SHOPPING CENTERS			511,270,090

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
SPECIALTY	11.1%
Digital Realty Trust		742,596	$80,935,538
DuPont Fabros Technology		715,645	34,021,764
Equinix		283,263	109,829,563
QTS Realty Trust, Class A		607,139	33,987,641
			258,774,506
TOTAL COMMON STOCK (Identified cost—$1,868,405,939)			2,259,500,268
SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.14%[b]		26,500,000	26,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$26,500,000)			26,500,000
TOTAL INVESTMENTS (Identified cost—$1,894,905,939)	98.1%		2,286,000,268
OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		44,671,320
NET ASSETS	100.0%		$2,330,671,588

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,894,905,939)	$2,286,000,268
Cash	26,618,346
Receivable for:
Fund shares sold	61,364,690
Investment securities sold	13,192,973
Dividends	7,470,150
Other assets	18,938
Total Assets	2,394,665,365
LIABILITIES:
Payable for:
Investment securities purchased	40,151,726
Fund shares redeemed	13,795,023
Dividends and distributions declared	8,287,066
Investment advisory fees	1,268,153
Shareholder servicing fees	199,484
Administration fees	35,237
Distribution fees	21,904
Directors' fees	282
Other liabilities	234,902
Total Liabilities	63,993,777
NET ASSETS	$2,330,671,588
NET ASSETS consist of:
Paid-in capital	$1,920,577,640
Dividends in excess of net investment income	(4,827,903)
Accumulated undistributed net realized gain	23,827,522
Net unrealized appreciation	391,094,329
$2,330,671,588

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2016 (Unaudited)

CLASS A SHARES:
NET ASSETS	$535,756,111
Shares issued and outstanding ($0.001 par value common stock outstanding)	35,668,232
Net asset value and redemption price per share	$15.02
Maximum offering price per share ($15.02 ÷ 0.955)[a]	$15.73
CLASS C SHARES:
NET ASSETS	$364,959,407
Shares issued and outstanding ($0.001 par value common stock outstanding)	26,631,191
Net asset value and offering price per share[b]	$13.70
CLASS I SHARES:
NET ASSETS	$1,386,143,688
Shares issued and outstanding ($0.001 par value common stock outstanding)	87,966,550
Net asset value, offering and redemption price per share	$15.76
CLASS R SHARES:
NET ASSETS	$1,786,391
Shares issued and outstanding ($0.001 par value common stock outstanding)	113,598
Net asset value, offering and redemption price per share	$15.73
CLASS Z SHARES:
NET ASSETS	$42,025,991
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,666,791
Net asset value, offering and redemption price per share	$15.76

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income	$21,850,334
Expenses:
Investment advisory fees	6,409,344
Distribution fees—Class A	543,071
Distribution fees—Class C	1,193,633
Distribution fees—Class R	3,187
Shareholder servicing fees—Class A	217,228
Shareholder servicing fees—Class C	397,878
Shareholder servicing fees—Class I	320,380
Administration fees	271,445
Transfer agent fees and expenses	257,256
Registration and filing fees	155,579
Shareholder reporting expenses	84,966
Directors' fees and expenses	65,277
Professional fees	56,621
Proxy expenses	42,302
Custodian fees and expenses	20,637
Line of credit fees	362
Miscellaneous	32,189
Total Expenses	10,071,355
Net Investment Income	11,778,979
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	37,346,111
Net change in unrealized appreciation (depreciation) on investments	170,738,578
Net realized and unrealized gain (loss)	208,084,689
Net Increase in Net Assets Resulting from Operations	$219,863,668

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Change in Net Assets:
From Operations:
Net investment income	$11,778,979	$11,758,460
Net realized gain	37,346,111	155,607,656
Net change in unrealized appreciation (depreciation)	170,738,578	(80,092,036)
Net increase in net assets resulting from operations	219,863,668	87,274,080
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,076,870)	(2,570,422)
Class Ba	—	(452)
Class C	(2,940,110)	(699,944)
Class I	(12,896,894)	(6,490,964)
Class R	(13,143)	(2,786)
Class Z	(268,652)	(4,683)
Net realized gain:
Class A	(7,427,587)	(61,543,061)
Class Ba	—	(172)
Class C	(5,540,225)	(64,669,487)
Class I	(18,179,442)	(107,427,055)
Class R	(23,636)	(62,822)
Class Z	(554,292)	(59,977)
Total dividends and distributions to shareholders	(52,920,851)	(243,531,825)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	726,712,933	368,677,722
Total increase in net assets	893,655,750	212,419,977
Net Assets:
Beginning of period	1,437,015,838	1,224,595,861
End of period[b]	$2,330,671,588	$1,437,015,838

a  On June 19, 2015, all Class B shares converted to Class A shares.

b  Includes dividends in excess of net investment income and accumulated undistributed net investment income of $4,827,903 and $4,588,787, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.84	$16.16	$13.21	$13.47	$11.71	$11.24
Income (loss) from investment operations:
Net investment income[a]	0.09 [b]	0.14 [b]	0.16 [b]	0.15	0.12	0.10 [b]
Net realized and unrealized gain	1.45	0.73	4.01	0.44	1.87	0.57
Total from investment operations	1.54	0.87	4.17	0.59	1.99	0.67
Less dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.12)	(0.17)	(0.15)	(0.13)	(0.20)
Net realized gain	(0.21)	(3.07)	(1.05)	(0.70)	(0.10)	—
Total dividends and distributions to shareholders	(0.36)	(3.19)	(1.22)	(0.85)	(0.23)	(0.20)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	1.18	(2.32)	2.95	(0.26)	1.76	0.47
Net asset value, end of period	$15.02	$13.84	$16.16	$13.21	$13.47	$11.71
Total investment return[d,e]	11.21%[f]	7.35%	32.13%	4.44%	17.03%	6.08%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$535.8	$391.5	$302.4	$344.3	$292.5	$241.6
Ratio of expenses to average daily net assets	1.20%[g]	1.23%[h]	1.21%	1.23%	1.25%[i]	1.30%[i]
Ratio of net investment income to average daily net assets	1.26%[g]	0.96%[h]	1.11%	1.05%	0.93%[i]	0.82%[i]
Portfolio turnover rate	39%[f]	95%	91%	101%	86%	74%

a  Calculation based on average shares outstanding.

b  12.9%, 12.0%, 12.8% and 16.9% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014 and December 31, 2011, respectively.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 1.22% and the ratio of net investment income to average daily net assets would have been 0.97%.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.66	$15.07	$12.39	$12.69	$11.04	$10.61
Income (loss) from investment operations:
Net investment income[a]	0.03 [b]	0.02 [b]	0.07 [b]	0.04	0.02	0.01 [b]
Net realized and unrealized gain	1.34	0.67	3.75	0.42	1.78	0.56
Total from investment operations	1.37	0.69	3.82	0.46	1.80	0.57
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.03)	(0.09)	(0.06)	(0.05)	(0.14)
Net realized gain	(0.21)	(3.07)	(1.05)	(0.70)	(0.10)	—
Total dividends and distributions to shareholders	(0.33)	(3.10)	(1.14)	(0.76)	(0.15)	(0.14)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	1.04	(2.41)	2.68	(0.30)	1.65	0.43
Net asset value, end of period	$13.70	$12.66	$15.07	$12.39	$12.69	$11.04
Total investment return[d,e]	10.83%[f]	6.60%	31.31%	3.74%	16.35%	5.39%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$365.0	$312.6	$315.0	$249.1	$245.9	$223.6
Ratio of expenses to average daily net assets	1.85%[g]	1.88%[h]	1.86%	1.87%	1.90%[i]	1.95%[i]
Ratio of net investment income to average daily net assets	0.47%[g]	0.14%[h]	0.46%	0.31%	0.20%[i]	0.09%[i]
Portfolio turnover rate	39%[f]	95%	91%	101%	86%	74%

a  Calculation based on average shares outstanding.

b  12.9%, 12.0%, 12.8% and 16.9% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014 and December 31, 2011, respectively.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 1.87% and the ratio of net investment income to average daily net assets would have been 0.15%.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.50	$16.78	$13.68	$13.92	$12.08	$11.59
Income (loss) from investment operations:
Net investment income[a]	0.12 [b]	0.20 [b]	0.21 [b]	0.21	0.17	0.15 [b]
Net realized and unrealized gain	1.52	0.75	4.15	0.44	1.93	0.59
Total from investment operations	1.64	0.95	4.36	0.65	2.10	0.74
Less dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.16)	(0.21)	(0.19)	(0.16)	(0.25)
Net realized gain	(0.21)	(3.07)	(1.05)	(0.70)	(0.10)	—
Total dividends and distributions to shareholders	(0.38)	(3.23)	(1.26)	(0.89)	(0.26)	(0.25)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	1.26	(2.28)	3.10	(0.24)	1.84	0.49
Net asset value, end of period	$15.76	$14.50	$16.78	$13.68	$13.92	$12.08
Total investment return[d]	11.38%[e]	7.62%	32.48%	4.72%	17.49%	6.44%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$1,386.1	$728.9	$606.7	$768.0	$517.8	$128.7
Ratio of expenses to average daily net assets	0.91%[f]	0.93%[g]	0.95%	0.96%	0.97%[h]	0.95%[h]
Ratio of net investment income to average daily net assets	1.66%[f]	1.31%[g]	1.35%	1.40%	1.30%[h]	1.26%[h]
Portfolio turnover rate	39%[e]	95%	91%	101%	86%	74%

a  Calculation based on average shares outstanding.

b  12.9%, 12.0%, 12.8% and 16.9% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014 and December 31, 2011, respectively.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 0.92% and the ratio of net investment income to average daily net assets would have been 1.32%.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$14.47	$16.78	$15.16
Income (loss) from investment operations:
Net investment income[b]	0.08 [c]	0.24 [c]	0.06
Net realized and unrealized gain	1.53	0.64	2.32
Total from investment operations	1.61	0.88	2.38
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.12)	(0.02)
Net realized gain	(0.21)	(3.07)	(0.74)
Total dividends and distributions to shareholders	(0.35)	(3.19)	(0.76)
Net increase (decrease) in net asset value	1.26	(2.31)	1.62
Net asset value, end of period	$15.73	$14.47	$16.78
Total investment return[d]	11.18%[e]	7.15%	15.80%[e]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$1,786.4	$1,697.0	$11.0
Ratio of expenses to average daily net assets	1.34%[f]	1.38%[g]	1.38%[f]
Ratio of net investment income to average daily net assets	1.16%[f]	1.67%[g]	1.34%[f]
Portfolio turnover rate	39%[e]	95%	91%[e]

a  Inception date.

b  Calculation based on average shares outstanding.

c  12.9% and 12.0% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 1.37% and the ratio of net investment income to average daily net assets would have been 1.68%.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$14.50	$16.78	$15.16
Income (loss) from investment operations:
Net investment income[b]	0.17 [c]	0.35 [c]	0.08
Net realized and unrealized gain	1.48	0.61	2.32
Total from investment operations	1.65	0.96	2.40
Less dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.17)	(0.04)
Net realized gain	(0.21)	(3.07)	(0.74)
Total dividends and distributions to shareholders	(0.39)	(3.24)	(0.78)
Net increase (decrease) in net asset value	1.26	(2.28)	1.62
Net asset value, end of period	$15.76	$14.50	$16.78
Total investment return[d]	11.41%[e]	7.69%	15.94%[e]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$42,026.0	$2,386.6	$11.0
Ratio of expenses to average daily net assets	0.85%[f]	0.88%[g]	0.86%[f]
Ratio of net investment income to average daily net assets	2.22%[f]	2.43%[g]	1.86%[f]
Portfolio turnover rate	39%[e]	95%	91%[e]

a  Inception date.

b  Calculation based on average shares outstanding.

c  12.9% and 12.0% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 0.87% and the ratio of net investment income to average daily net assets would have been 2.44%.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of June 30, 2016.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,259,500,268	$2,259,500,268	$—	$—
Short-Term Investments	26,500,000	—	26,500,000	—
Total Investments[a]	$2,286,000,268	$2,259,500,268	$26,500,000	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2016, the investment advisor considers it likely that a significant portion of the dividends will be reclassified to distributions from net realized gain upon the final determination of the Fund's taxable income after December 31, 2016, the Fund's fiscal year end.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2016, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $174,595 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares if redemption occurs within one year from purchase. For the six months ended June 30, 2016, the Fund has been advised that the distributor received $67,809, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $18,962 of CDSC relating to redemptions of Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $11,456 for the six months ended June 30, 2016.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2016, totaled $1,327,443,339 and $675,813,964, respectively.

Note 4. Income Tax Information

As of June 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,894,905,939
Gross unrealized appreciation	$402,136,381
Gross unrealized depreciation	(11,042,052)
Net unrealized appreciation	$391,094,329

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 300 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. On June 19, 2015, the Fund automatically converted its outstanding Class B shares to Class A shares. Class B shares are no longer offered by the Fund and have been terminated as a separately designated class. The Fund has not offered Class B shares for purchase since April 30, 2007. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A:
Sold	11,887,253	$166,399,749	14,746,148	$212,681,007
Issued as reinvestment of dividends and distributions	665,384	9,915,617	3,915,934	50,993,906
Redeemed	(5,170,257)	(71,754,284)	(9,086,050)	(133,532,240)
Net increase	7,382,380	$104,561,082	9,576,032	$130,142,673
Class B:
Sold	—	$—	1	$27
Issued as reinvestment of dividends and distributions	—	—	37	593
Redeemed	—	—	(24,102)	(369,153)
Net decrease	—	$—	(24,064)	$(368,533)
Class C:
Sold	3,472,147	$44,967,607	5,453,106	$72,463,308
Issued as reinvestment of dividends and distributions	388,534	5,287,997	3,251,991	38,753,202
Redeemed	(1,913,975)	(24,425,432)	(4,930,553)	(67,114,876)
Net increase	1,946,706	$25,830,172	3,774,544	$44,101,634
Class I:
Sold	48,157,273	$710,555,945	29,590,163	$449,298,024
Issued as reinvestment of dividends and distributions	1,702,808	26,638,556	7,167,209	97,816,148
Redeemed	(12,157,479)	(179,431,192)	(22,659,433)	(356,397,302)
Net increase	37,702,602	$557,763,309	14,097,939	$190,716,870

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class R:
Sold	66,481	$975,223	115,513	$1,680,550
Issued as reinvestments of dividends and distributions	2,333	36,491	4,526	62,483
Redeemed	(72,487)	(1,013,846)	(3,428)	(49,580)
Net increase (decrease)	(3,673)	$(2,132)	116,611	$1,693,453
Class Z:
Sold	2,497,822	$38,460,405	168,618	$2,459,405
Issued as reinvestment of dividends and distributions	52,299	822,688	4,472	62,526
Redeemed	(47,949)	(722,591)	(9,131)	(130,306)
Net increase	2,502,172	$38,560,502	163,959	$2,391,625

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $50,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 22, 2016. The Fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. As approved by the Board of Directors on December 8, 2015, the Fund did not renew the credit agreement.

During the period January 1, 2016 through January 22, 2016, the Fund did not borrow under the credit agreement.

Note 7. Other Risks

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Non-Diversification Risk: As a "non-diversified" investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund's relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund's prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 7, 2016 and at a meeting of the full Board of Directors held in person on June 15, 2016, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' medians for the one-, three-, five- and ten-year periods ended March 31, 2016, ranking in the first quintile for each. The Board of Directors noted that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods ended March 31, 2016. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other real estate funds. The Board of Directors determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fees were slightly higher (by 0.019%) than the Peer Funds' median, ranking in the third quintile. The Board of Directors noted that the Fund's contractual management fees were lower than the Peer Funds' median, ranking in the second quintile. The Board of Directors further noted that the Fund's total expense ratio was higher than the Peer Funds' median, ranking in the fourth quintile. The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets over $1.5 billion and is currently benefitting from the fee reduction of the breakpoint. As of March 31, 2016, the Fund was above $1.5 billion in assets. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. In light of the considerations above, the Board of Directors concluded that the Fund's expense structure was satisfactory.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 0.10% on assets over $1.5 billion. In light of the considerations above, the Board of Directors determined that economies of scale are being shared with shareholders, concluding that the Fund's expense structure was satisfactory.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Thomas N. Bohjalian
Vice President

Yigal D. Jhirad
Vice President

Jason Yablon
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CSEIX
Class  C—CSCIX
Class  I—CSDIX
Class  R—CIRRX
Class  Z—CSZIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Estate Securities Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance which is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

REAL ESTATE SECURITIES FUND

280 PARK AVENUE

NEW YORK, NY 10017

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CSEIXSAR

Semiannual Report June 30, 2016

Cohen & Steers Real Estate Securities Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:  September 2, 2016